Leases (Details) - Schedule of the components of lease cost - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Operating Lease [Member]
Leases (Details) - Schedule of the components of lease cost [Line Items]
Operating lease cost	$ 851	$ 790	$ 2,570	$ 2,466
Short-term lease cost	184	151	321	434
Finance Lease [Member]
Financing lease cost:
Amortization of finance leased assets	170	623	946	1,912
Interest of lease liabilities	$ 12	$ 209	$ 71	$ 676